FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06243

Franklin Strategic Series

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000

Date of fiscal year end:   4/30

Date of reporting period:  1/31/12

Item 1. Schedule of Investments.

FSS N-Q PE 1/31/12

Quarterly Statement ofInvestments

I See Notes to Statements ofInvestments.

'Non-income producing.
b A portion or all of the security is on loan at January 31, 2012.
c  See Note 6 regarding holdings of 5% voting securities.
d  At January 31, 2012, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund may be restricted from trading these securities for a limited or extended period of time due to ownership limits and/or potential possession of material non-public information.
e See Note 5 regarding restricted securities.
f Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At January 31, 2012, the value of this security was $171 ,605, representing 0.04% of net assets.
9 Defaulted security or security for which income has been deemed uncollectible.
h The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.
i The rate shown is the annualized seven-day yield at period end.

Franklin Strategic Series

Statement of Investments, January 31, 2012 (unaudited) *(continued)*

Franklin Flex Cap Growth Fund	Shares		Value
Common Stocks 97.9%			
Automobiles & Components 2.9%			
[a]BorgWarner Inc.	737,700	$	55,054,551
Johnson Controls Inc.	1,333,000		42,349,410
			97,403,961
Banks 1.2%			
[a]Signature Bank	310,400		18,049,760
Wells Fargo & Co.	738,600		21,574,506
			39,624,266
Capital Goods 8.6%			
Cummins Inc.	486,200		50,564,800
Danaher Corp.	669,400		35,150,194
Fastenal Co.	953,900		44,528,052
Pall Corp.	300,000		17,904,000
Precision Castparts Corp.	323,200		52,901,376
Rockwell Automation Inc.	395,400		30,789,798
United Technologies Corp.	775,000		60,721,250
			292,559,470
Commercial & Professional Services 1.8%			
[a]Stericycle Inc.	366,500		30,793,330
Waste Connections Inc.	901,800		29,137,158
			59,930,488
Consumer Durables & Apparel 3.7%			
NIKE Inc., B	378,500		39,360,215
Ralph Lauren Corp.	333,200		50,646,400
[a]Under Armour Inc., A	450,000		35,829,000
			125,835,615
Consumer Services 1.1%			
[a]Chipotle Mexican Grill Inc.	55,000		20,200,950
Wynn Resorts Ltd.	140,000		16,132,200
			36,333,150
Diversified Financials 2.0%			
BlackRock Inc.	207,800		37,819,600
T. Rowe Price Group Inc.	523,300		30,267,672
			68,087,272
Energy 9.6%			
Anadarko Petroleum Corp.	347,400		28,042,128
[a]Cameron International Corp.	500,000		26,600,000
Chevron Corp.	480,400		49,519,632
[a]Concho Resources Inc.	340,000		36,264,400
[a]FMC Technologies Inc.	415,500		21,236,205
[a]Key Energy Services Inc.	1,587,500		22,987,000
QEP Resources Inc.	675,800		19,354,912
Schlumberger Ltd.	406,300		30,541,571
SM Energy Co.	669,400		48,585,052
[a]Whiting Petroleum Corp.	850,000		42,576,500
			325,707,400
Food & Staples Retailing 0.8%			
Whole Foods Market Inc.	380,700		28,183,221
Food, Beverage & Tobacco 3.5%			
Mead Johnson Nutrition Co., A	775,000		57,419,750
[a]Monster Beverage Corp.	290,300		30,339,253
PepsiCo Inc.	507,800		33,347,226
			121,106,229
Health Care Equipment & Services 5.8%			
[a]Cerner Corp.	715,500		43,566,795
[a]DaVita Inc.	221,600		18,129,096
[a]DexCom Inc.	1,082,500		11,875,025

tRounds to less than 0.1% of net assets.
aNon-income producing.
b A portion or all of the security is on loan at January 31, 2012.
C See Note 5 regarding restricted securities.
dThe Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager.
'The rate shown is the annualized seven-day yield at period end.

Franklin Strategic Series
Statement of Investments, January 31, 2012 (unaudited)

Franklin Focused Core Equity Fund	Country	Shares		Value
Common Stocks 83.1%				
Consumer Discretionary 11.4%				
[a]Apollo Group Inc., A	United States	7,800	$	408,798
DeVry Inc.	United States	21,850		825,056
Guess? Inc.	United States	14,990		449,700
International Game Technology	United States	60,410		962,331
Target Corp.	United States	8,640		438,999
				3,084,884
Consumer Staples 3.9%				
CVS Caremark Corp.	United States	25,580		1,067,965
Energy 5.3%				
Marathon Oil Corp.	United States	19,890		624,347
Marathon Petroleum Corp.	United States	20,945		800,518
				1,424,865
Financials 15.5%				
BlackRock Inc.	United States	5,847		1,064,154
JPMorgan Chase & Co.	United States	31,033		1,157,531
Northern Trust Corp.	United States	23,510		968,847
U.S. Bancorp	United States	35,380		998,423
				4,188,955
Health Care 15.8%				
Aetna Inc.	United States	14,180		619,666
[a]Medco Health Solutions Inc.	United States	10,340		641,287
Merck & Co. Inc.	United States	27,334		1,045,799
Roche Holding AG	Switzerland	5,130		868,471
Teva Pharmaceutical Industries Ltd., ADR	Israel	8,390		378,641
[a]Watson Pharmaceuticals Inc.	United States	11,820		693,006
[a]ZELTIQ Aesthetics Inc.	United States	1,500		18,000
				4,264,870
Industrials 6.0%				
3M Co.	United States	4,220		365,916
FedEx Corp.	United States	7,320		669,707
[a]Ryanair Holdings PLC, ADR	Ireland	17,596		590,170
				1,625,793
Information Technology 11.2%				
[a]Apple Inc.	United States	200		91,296
Cisco Systems Inc.	United States	31,700		622,271
Corning Inc.	United States	102,100		1,314,027
Maxim Integrated Products Inc.	United States	18,210		488,756
[a]Research In Motion Ltd.	Canada	31,750		528,003
				3,044,353
Materials 9.9%				
Celanese Corp., A	United States	19,750		962,022
CF Industries Holdings Inc.	United States	3,720		659,854
LyondellBasell Industries NV, A	United States	24,610		1,060,691
				2,682,567
Telecommunication Services 4.1%				
[a]NII Holdings Inc.	United States	55,560		1,117,312
Total Common Stocks (Cost $20,235,079)				22,501,564
Short Term Investments (Cost $5,214,161) 19.2%				
Money Market Funds 19.2%				
[a,b]Institutional Fiduciary Trust Money Market Portfolio	United States	5,214,161		5,214,161

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Strategic Series
Statement of Investments, January 31, 2012 (unaudited)

Franklin Growth Opportunities Fund	Country	Shares		Value
Common Stocks 98.9%				
Consumer Discretionary 13.2%				
[a]Amazon.com Inc.	United States	26,200	$	5,094,328
[a]BorgWarner Inc.	United States	68,000		5,074,840
[a]Chipotle Mexican Grill Inc.	United States	14,800		5,435,892
Guess? Inc.	United States	129,500		3,885,000
[a,b]HomeAway Inc.	United States	15,697		424,447
Johnson Controls Inc.	United States	90,200		2,865,654
[a]Las Vegas Sands Corp.	United States	83,500		4,100,685
[a]Lululemon Athletica Inc.	Canada	32,800		2,070,664
[a]Michael Kors Holdings Ltd.	United States	73,100		2,262,445
NIKE Inc., B	United States	55,700		5,792,243
[a]Peet's Coffee & Tea Inc.	United States	34,800		2,116,536
[a]Priceline.com Inc.	United States	7,300		3,865,204
Ralph Lauren Corp.	United States	33,200		5,046,400
[a]Ulta Salon Cosmetics & Fragrance Inc.	United States	40,800		3,109,776
[a]Under Armour Inc., A	United States	39,300		3,129,066
				54,273,180
Consumer Staples 4.3%				
[a,b]Boston Beer Inc., A	United States	23,900		2,391,195
Mead Johnson Nutrition Co., A	United States	77,000		5,704,930
[a]Monster Beverage Corp.	United States	58,700		6,134,737
[a]TreeHouse Foods Inc.	United States	62,100		3,511,134
				17,741,996
Energy 10.9%				
Anadarko Petroleum Corp.	United States	77,000		6,215,440
[a]Cameron International Corp.	United States	102,700		5,463,640
[b]CARBO Ceramics Inc.	United States	13,800		1,342,050
[a]FMC Technologies Inc.	United States	90,560		4,628,521
Halliburton Co.	United States	64,400		2,368,632
[a]Key Energy Services Inc.	United States	189,000		2,736,720
QEP Resources Inc.	United States	105,800		3,030,112
Schlumberger Ltd.	United States	60,780		4,568,833
SM Energy Co.	United States	71,200		5,167,696
[a]Weatherford International Ltd.	United States	281,600		4,713,984
[a]Whiting Petroleum Corp.	United States	97,000		4,858,730
				45,094,358
Financials 4.1%				
BlackRock Inc.	United States	38,280		6,966,960
Comerica Inc.	United States	90,700		2,509,669
[a]First Republic Bank	United States	96,300		2,887,074
[a]Signature Bank	United States	75,000		4,361,250
				16,724,953
Health Care 12.4%				
[a]Agilent Technologies Inc.	United States	110,300		4,684,441
Allergan Inc.	United States	68,000		5,977,880
[a]Biogen Idec Inc.	United States	45,000		5,307,750
[a]Edwards Lifesciences Corp.	United States	62,800		5,191,676
[a]Express Scripts Inc.	United States	104,700		5,356,452
[a]Gilead Sciences Inc.	United States	138,660		6,772,154
[a]HeartWare International Inc.	United States	30,700		2,125,361
[a]InterMune Inc.	United States	183,000		2,745,000
Perrigo Co.	United States	45,066		4,308,310
[a]Salix Pharmaceuticals Ltd.	United States	92,000		4,434,400
Teva Pharmaceutical Industries Ltd., ADR	Israel	88,000		3,971,440
				50,874,864
Industrials 14.1%				
ABB Ltd., ADR	Switzerland	126,800		2,641,244
[a]Allegiant Travel Co.	United States	53,471		2,939,301

Quarterly Statement ofInvestments

I See Notes to Statements ofInvestments.

Quarterly Statement ofInvestments

I See Notes to Statements ofInvestments.

Franklin Strategic Series
Statement of Investments, January 31, 2012 (unaudited)

Franklin Small Cap Growth Fund	Shares		Value
Common Stocks 97.9%			
Consumer Discretionary 18.3%			
[a,b]Blue Nile Inc.	75,200	$	3,034,320
[a]Buffalo Wild Wings Inc.	65,500		4,359,680
[a]Citi Trends Inc.	116,900		1,054,438
[a,b]Coinstar Inc.	135,200		6,723,496
[a]Gaiam Inc., A	16,024		57,366
[a]Grand Canyon Education Inc.	264,400		4,436,632
Guess? Inc.	128,100		3,843,000
[a,b]HomeAway Inc.	49,900		1,349,296
[a]Iconix Brand Group Inc.	227,900		4,195,639
[a]Jack in the Box Inc.	202,800		4,299,360
[a]Lions Gate Entertainment Corp.	208,500		2,101,680
[a,b]Mattress Firm Holding Corp.	88,800		2,933,064
[a]Panera Bread Co., A	15,300		2,268,225
[a]Peet's Coffee & Tea Inc.	75,100		4,567,582
[a]Shuffle Master Inc.	80,700		1,032,960
[a]Shutterfly Inc.	143,100		3,394,332
[a,b]Teavana Holdings Inc.	23,200		440,336
[a]Tenneco Inc.	117,500		3,771,750
[a]Under Armour Inc., A	33,200		2,643,384
[a]Vitamin Shoppe Inc.	63,400		2,709,716
Wolverine World Wide Inc.	111,800		4,370,262
			63,586,518
Consumer Staples 5.2%			
[a,b]Boston Beer Inc., A	37,000		3,701,850
Casey's General Stores Inc.	69,000		3,514,860
[a]The Chefs' Warehouse Inc.	117,100		2,474,323
[a]Hain Celestial Group Inc.	102,200		3,943,898
[a]TreeHouse Foods Inc.	76,500		4,325,310
			17,960,241
Energy 6.7%			
[a]Bill Barrett Corp.	57,500		1,588,150
[a,b]C&J Energy Services Inc.	93,800		1,561,770
[a,b]James River Coal Co.	200,700		1,262,403
[a]Key Energy Services Inc.	255,300		3,696,744
[a]Kodiak Oil & Gas Corp. (Canada)	355,800		3,227,106
[a]Petroleum Development Corp.	135,500		4,218,115
[a]Pioneer Drilling Co.	311,300		2,776,796
[a,b]Sanchez Energy Corp.	96,100		1,724,034
[a,b]Superior Energy Services Inc.	118,300		3,372,733
			23,427,851
Financials 6.6%			
[a]Affiliated Managers Group Inc.	26,800		2,693,668
Evercore Partners Inc.	159,900		4,507,581
Hancock Holding Co.	90,100		2,991,320
[a]Manning & Napier Inc.	178,800		2,369,100
MB Financial Inc.	183,600		3,332,340
[a]Netspend Holdings Inc.	156,200		1,363,626
Northwest Bancshares Inc.	136,000		1,675,520
[a]Signature Bank	66,600		3,872,790
			22,805,945
Health Care 16.0%			
[a]Aegerion Pharmaceuticals Inc.	114,800		1,973,412
[a]Amarin Corp. PLC, ADR (United Kingdom)	151,100		1,232,976
[a]ArQule Inc.	46,800		369,720
[a]Auxilium Pharmaceuticals Inc.	111,500		2,215,505
[a,b]Cadence Pharmaceuticals Inc.	211,400		881,538
[a]Chelsea Therapeutics International Ltd.	265,100		1,192,950
[a]DexCom Inc.	383,000		4,201,510

Quarterly Statement ofInvestments

I See Notes to Statements ofInvestments.

Franklin Strategic Series
Statement of Investments, January 31, 2012 (unaudited) *(continued)*

[a]HeartWare International Inc.	44,700	3,094,581
[a]HMS Holdings Corp.	92,500	3,053,425
[a]Impax Laboratories Inc.	198,600	3,747,582
[a]InterMune Inc.	146,100	2,191,500
[a]MWI Veterinary Supply Inc.	34,400	2,700,744
[a]Neogen Corp.	79,700	2,595,829
[a]PAREXEL International Corp.	199,300	4,803,130
[a]Pharmacyclics Inc.	140,900	2,589,742
Quality Systems Inc.	71,400	2,895,984
[a]Questcor Pharmaceuticals Inc.	51,400	1,821,102
[a]Sagent Pharmaceuticals Inc.	53,400	1,186,014
[a]Salix Pharmaceuticals Ltd.	84,800	4,087,360
[a]Thoratec Corp.	85,700	2,519,580
[a]Vanguard Health Systems Inc.	136,900	1,531,911
[a]Volcano Corp.	109,200	3,063,060
[a,b]ZELTIQ Aesthetics Inc.	127,761	1,533,132
		55,482,287
Industrials 12.7%		
[a]Allegiant Travel Co.	111,700	6,140,149
[a]Clean Harbors Inc.	25,600	1,624,320
[a]Colfax Corp.	105,700	3,209,052
[a]Hexcel Corp.	168,100	4,214,267
[a]Hub Group Inc., A	124,900	4,275,327
[a]Huron Consulting Group Inc.	101,000	3,785,480
Kaydon Corp.	77,400	2,640,888
[a,b]The Keyw Holding Corp.	267,313	2,031,579
The Manitowoc Co. Inc.	138,000	1,854,720
Marten Transport Ltd.	194,800	4,256,380
[a]Mobile Mini Inc.	239,700	4,985,760
[a]RPX Corp.	142,500	2,413,950
[a]Spirit Airlines Inc.	112,500	1,888,875
[a]Titan Machinery Inc.	40,400	999,496
		44,320,243
Information Technology 32.4%		
[a]Acme Packet Inc.	60,600	1,771,338
[a]Advent Software Inc.	166,300	4,365,375
[a]Bottomline Technologies Inc.	243,804	6,665,601
[a]CIBER Inc.	798,400	3,473,040
Cognex Corp.	127,000	5,276,850
[a]CommVault Systems Inc.	82,500	3,877,500
[a]Cymer Inc.	72,800	3,624,712
[a]DTS Inc.	80,300	2,274,899
[a,b]Echo Global Logistics Inc.	273,200	4,578,832
[a]Envestnet Inc.	190,800	2,196,108
[a]Fabrinet	200,100	3,295,647
[a]FARO Technologies Inc.	139,100	7,550,348
[a]Guidewire Software Inc.	44,900	809,547
[a,b]Higher One Holdings Inc.	219,000	3,709,860
[a]Ixia	396,200	4,837,602
[a]Jive Software Inc.	52,100	773,685
[a,b]Meru Networks Inc.	273,727	1,349,474
National Instruments Corp.	88,000	2,368,080
[a,b]OpenTable Inc.	53,300	2,567,461
Power Integrations Inc.	105,900	3,811,341
[a]Progress Software Corp.	157,963	3,685,277
Sapient Corp.	302,720	3,905,088
[a]Semtech Corp.	177,400	5,055,900
[a]ServiceSource International Inc.	237,100	4,011,732
[a]Shoretel Inc.	508,100	3,328,055
[a]Silicon Laboratories Inc.	107,300	4,704,032
[a]Stratasys Inc.	97,700	3,590,475
[a]Taleo Corp., A	113,300	4,079,933
[a]Trimble Navigation Ltd.	66,000	3,090,780
[a]ViaSat Inc.	54,700	2,600,438

Franklin Strategic Series
Statement of Investments, January 31, 2012 (unaudited) *(continued)*

[a]Volterra Semiconductor Corp.	171,300	5,168,121
		112,397,131
Total Common Stocks (Cost $272,991,401)		339,980,216
Short Term Investments 12.2%		
Money Market Funds (Cost $9,560,062) 2.8%		
[a,c]Institutional Fiduciary Trust Money Market Portfolio	9,560,062	9,560,062
Investments from Cash Collateral Received for Loaned Securities (Cost $32,759,025) 9.4%		
Money Market Funds 9.4%		
[d]BNY Mellon Overnight Government Fund, 0.106%	32,759,025	32,759,025
Total Investments (Cost $315,310,488) 110.1%		382,299,303
Other Assets, less Liabilities (10.1)%		(35,115,054)
Net Assets 100.0%		$ 347,184,249

ABBREVIATIONS

Selected Portfolio

ADR - American Depositary Receipt

Franklin Strategic Series
Statement of Investments, January 31, 2012 (unaudited)

Franklin Small-Mid Cap Growth Fund	Shares		Value
Common Stocks 97.2%			
Consumer Discretionary 19.4%			
[a,b]Blue Nile Inc.	300,000	$	12,105,000
[a]BorgWarner Inc.	800,000		59,704,000
[a]Buffalo Wild Wings Inc.	565,000		37,606,400
[a]Chipotle Mexican Grill Inc.	100,000		36,729,000
Dick's Sporting Goods Inc.	1,050,000		43,270,500
[a]Discovery Communications Inc., A	600,000		25,728,000
[a]Discovery Communications Inc., C	250,000		9,712,500
[a]Dollar General Corp.	1,050,000		44,740,500
Guess? Inc.	950,000		28,500,000
[a]Iconix Brand Group Inc.	650,000		11,966,500
International Game Technology	1,500,000		23,895,000
Jarden Corp.	1,280,000		43,123,200
[a]Lululemon Athletica Inc. (Canada)	60,000		3,787,800
Nordstrom Inc.	350,000		17,283,000
[a]Peet's Coffee & Tea Inc.	583,800		35,506,716
Ralph Lauren Corp.	225,000		34,200,000
Starwood Hotels & Resorts Worldwide Inc.	375,000		20,340,000
[a]Tenneco Inc.	814,500		26,145,450
Tractor Supply Co.	515,000		41,596,550
[a]Ulta Salon Cosmetics & Fragrance Inc.	300,000		22,866,000
[a]Under Armour Inc., A	400,000		31,848,000
[a]Urban Outfitters Inc.	1,250,000		33,125,000
Wolverine World Wide Inc.	950,000		37,135,500
Wynn Resorts Ltd.	200,000		23,046,000
			703,960,616
Consumer Staples 4.4%			
[a]Boston Beer Inc., A	320,400		32,056,020
Mead Johnson Nutrition Co., A	465,000		34,451,850
[a]Monster Beverage Corp.	300,000		31,353,000
[a]TreeHouse Foods Inc.	630,000		35,620,200
Whole Foods Market Inc.	375,000		27,761,250
			161,242,320
Energy 8.5%			
[a]Cameron International Corp.	650,000		34,580,000
[a]FMC Technologies Inc.	500,000		25,555,000
[a]Oil States International Inc.	300,000		23,907,000
QEP Resources Inc.	2,030,000		58,139,200
SM Energy Co.	800,000		58,064,000
[a]Superior Energy Services Inc.	1,149,300		32,766,543
[a]Whiting Petroleum Corp.	1,500,000		75,135,000
			308,146,743
Financials 5.3%			
[a]Affiliated Managers Group Inc.	415,000		41,711,650
Comerica Inc.	1,550,000		42,888,500
Hancock Holding Co.	625,500		20,766,600
[a]IntercontinentalExchange Inc.	175,000		20,034,000
Jones Lang LaSalle Inc.	200,000		15,752,000
Lazard Ltd., A	807,624		23,194,961
[a]Signature Bank	510,800		29,703,020
			194,050,731
Health Care 12.8%			
[a]Agilent Technologies Inc.	650,000		27,605,500
[a]Alexion Pharmaceuticals Inc.	375,000		28,785,000
[a]Allscripts Healthcare Solutions Inc.	1,140,000		21,796,800
[a]ArQule Inc.	331,900		2,622,010
[a]BioMarin Pharmaceutical Inc.	50,000		1,783,500
[a]CareFusion Corp.	1,000,000		23,950,000
[a]Cerner Corp.	600,000		36,534,000

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Strategic Series
Statement of Investments, January 31, 2012 (unaudited) *(continued)*

[a]Coventry Health Care Inc.	675,400	20,309,278
[a]DaVita Inc.	496,800	40,643,208
[a]DexCom Inc.	750,000	8,227,500
[a]Edwards Lifesciences Corp.	300,000	24,801,000
[a]HeartWare International Inc.	140,307	9,713,454
[a]Human Genome Sciences Inc.	900,000	8,856,000
[a]IDEXX Laboratories Inc.	14,000	1,184,260
[a]Illumina Inc.	266,400	13,788,864
[a]Intuitive Surgical Inc.	25,000	11,497,750
[a]Mettler-Toledo International Inc.	315,000	55,282,500
[a]Regeneron Pharmaceuticals Inc.	56,600	5,142,676
[a]Stereotaxis Inc.	2,650,000	1,865,600
[a]Thoratec Corp.	300,000	8,820,000
[a]Varian Medical Systems Inc.	480,000	31,617,600
[a]Vertex Pharmaceuticals Inc.	50,000	1,847,500
[a]Waters Corp.	600,000	51,942,000
[a]Watson Pharmaceuticals Inc.	450,000	26,383,500
		464,999,500
Industrials 13.9%		
[a]Allegiant Travel Co.	450,000	24,736,500
AMETEK Inc.	1,200,000	56,400,000
Cummins Inc.	500,000	52,000,000
Fastenal Co.	800,000	37,344,000
Flowserve Corp.	280,000	30,847,600
Fluor Corp.	350,000	19,684,000
Gardner Denver Inc.	700,000	52,220,000
[a]Hexcel Corp.	475,000	11,908,250
J.B. Hunt Transport Services Inc.	509,600	26,025,272
Joy Global Inc.	325,000	29,474,250
[a]Kansas City Southern	250,000	17,160,000
Pall Corp.	225,000	13,428,000
Robert Half International Inc.	939,800	26,023,062
Rockwell Automation Inc.	700,000	54,509,000
Roper Industries Inc.	250,000	23,347,500
[a]Sensata Technologies Holding NV	1,000,000	28,810,000
		503,917,434
Information Technology 26.5%		
[a]Acme Packet Inc.	700,000	20,461,000
[a]Alliance Data Systems Corp.	250,000	27,700,000
[a]ANSYS Inc.	750,000	45,367,500
[a]Aruba Networks Inc.	950,000	21,071,000
Avago Technologies Ltd. (Singapore)	900,000	30,546,000
[a]Bottomline Technologies Inc.	600,000	16,404,000
[a]Check Point Software Technologies Ltd. (Israel)	350,000	19,701,500
[a]CommVault Systems Inc.	450,000	21,150,000
[a]F5 Networks Inc.	450,000	53,883,000
FactSet Research Systems Inc.	300,000	26,496,000
[a]Fortinet Inc.	1,100,000	25,091,000
[a]Freescale Semiconductor Holdings I Ltd.	1,334,506	21,312,061
Global Payments Inc.	500,000	25,010,000
[a,b]Higher One Holdings Inc.	1,500,000	25,410,000
[a]Hittite Microwave Corp.	644,300	35,449,386
[a]Informatica Corp.	650,000	27,495,000
[a]Lam Research Corp.	400,000	17,036,000
[a]Nuance Communications Inc.	2,500,000	71,300,000
[a]NXP Semiconductors NV (Netherlands)	2,000,000	42,460,000
[a]Polycom Inc.	1,660,000	33,117,000
[a]Red Hat Inc.	1,050,000	48,688,500
[a]Shoretel Inc.	1,180,000	7,729,000
[a]Silicon Laboratories Inc.	900,000	39,456,000
[a]SMART Technologies Inc., A (Canada)	2,000,000	8,260,000
[a]Taleo Corp., A	510,000	18,365,100
[a]Teradata Corp.	470,000	25,173,200
[a]Trimble Navigation Ltd.	1,300,000	60,879,000

Franklin Strategic Series
Statement of Investments, January 31, 2012 (unaudited) *(continued)*

United Rentals North America Inc., senior sub. note, 8.375%, 9/15/20	United States	16,000,000		16,360,000
				87,443,500
Consumer Durables & Apparel 0.9%				
Jarden Corp., senior sub. note, 7.50%,				
5/01/17	United States	11,000,000		11,852,500
1/15/20	United States	1,700,000		1,827,500
KB Home, senior note, 6.25%, 6/15/15	United States	9,675,000		9,590,344
M/I Homes Inc., senior note, 8.625%, 11/15/18	United States	9,600,000		9,072,000
[f]Shea Homes LP/Funding Corp., senior secured note, 144A, 8.625%, 5/15/19	United States	8,000,000		8,020,000
Visant Corp., senior note, 10.00%, 10/01/17	United States	15,000,000		13,687,500
				54,049,844
Consumer Services 2.0%				
CKE Restaurants Inc., senior secured note, 11.375%, 7/15/18	United States	7,726,000		8,807,640
ClubCorp Club Operations Inc., senior note, 10.00%, 12/01/18	United States	11,600,000		11,629,000
[f,g]Fontainebleau Las Vegas, 144A, 11.00%, 6/15/15	United States	8,000,000		5,000
[f]Gala Group Finance Ltd, senior secured bond, 144A, 8.875%, 9/01/18	United Kingdom	10,000,000	GBP	13,434,942
Harrah's Operating Co. Inc., senior secured note, 11.25%, 6/01/17	United States	22,000,000		23,952,500
MGM Resorts International, senior note,				
6.625%, 7/15/15	United States	15,000,000		15,075,000
7.50%, 6/01/16	United States	1,000,000		1,007,500
10.00%, 11/01/16	United States	1,000,000		1,095,000
[f]144A, 8.625%, 2/01/19	United States	700,000		731,500
Pinnacle Entertainment Inc.,				
senior note, 8.625%, 8/01/17	United States	5,000,000		5,400,000
senior sub. note, 7.50%, 6/15/15	United States	5,000,000		5,125,000
Royal Caribbean Cruises Ltd., senior deb., 7.25%, 3/15/18	United States	6,300,000		6,835,500
[f]Shingle Springs Tribal Gaming Authority, senior note, 144A, 9.375%, 6/15/15	United States	7,500,000		4,987,500
Starwood Hotels & Resorts Worldwide Inc., senior note,				
6.75%, 5/15/18	United States	10,000,000		11,525,000
7.15%, 12/01/19	United States	2,000,000		2,315,000
Universal City Development,				
senior note, 8.875%, 11/15/15	United States	4,564,000		5,043,220
senior sub. note, 10.875%, 11/15/16	United States	656,000		795,400
				117,764,702
Diversified Financials 3.7%				
Ally Financial Inc., senior note, 7.50%, 9/15/20	United States	12,000,000		12,915,000
Bank of America Corp.,				
[h]pfd., sub. bond, M, 8.125% to 5/15/18, FRN thereafter, Perpetual	United States	20,000,000		19,900,200
senior note, 5.65%, 5/01/18	United States	6,000,000		6,148,926
Capital One Capital VI, pfd., junior sub. bond, 8.875%, 5/15/40	United States	12,000,000		12,685,836
Citigroup Inc.,				
senior note, 6.125%, 11/21/17	United States	5,000,000		5,509,995
senior note, 5.375%, 8/09/20	United States	5,000,000		5,307,010
sub. note, 5.00%, 9/15/14	United States	10,000,000		10,289,770
General Electric Capital Corp.,				
senior note, A, 8.50%, 4/06/18	United States	170,000,000	MXN	13,275,621
sub. note, 5.30%, 2/11/21	United States	14,000,000		15,268,344
GMAC Inc.,				
senior note, 6.875%, 8/28/12	United States	7,000,000		7,122,500
sub. note, 8.00%, 12/31/18	United States	4,000,000		4,160,000
International Lease Finance Corp.,				
senior note, 8.25%, 12/15/20	United States	8,100,000		8,667,000
[f]senior secured note, 144A, 6.75%, 9/01/16	United States	11,900,000		12,866,875
JPMorgan Chase & Co.,				
6.00%, 1/15/18	United States	5,000,000		5,678,135
senior note, 4.25%, 10/15/20	United States	7,000,000		7,143,171
JPMorgan Chase Capital XXII, sub. bond, 6.45%, 2/02/37	United States	12,000,000		12,222,000
[f]KKR Group Finance Co., senior note, 144A, 6.375%, 9/29/20	United States	15,000,000		15,663,015
Merrill Lynch & Co. Inc., senior note, 6.40%, 8/28/17	United States	10,000,000		10,589,200
Moody's Corp., senior note, 5.50%, 9/01/20	United States	10,500,000		11,218,452
Morgan Stanley, senior note,				
6.00%, 4/28/15	United States	12,000,000		12,653,748
5.50%, 7/24/20	United States	5,000,000		4,946,970
5.50%, 7/28/21	United States	2,700,000		2,676,594

Franklin Strategic Series
Statement of Investments, January 31, 2012 (unaudited) *(continued)*

TransUnion LLC/TransUnion FICO, senior note, 11.375%, 6/15/18	United States	3,000,000	3,555,000
			220,463,362
Energy 6.9%			
Alpha Natural Resources Inc., senior note,			
6.00%, 6/01/19	United States	6,000,000	5,985,000
6.25%, 6/01/21	United States	8,000,000	7,960,000
Antero Resources Finance Corp., senior note,			
9.375%, 12/01/17	United States	11,000,000	12,127,500
[f]144A, 7.25%, 8/01/19	United States	1,000,000	1,045,000
[f]Arch Coal Inc., senior note, 144A,			
7.00%, 6/15/19	United States	2,900,000	2,921,750
7.25%, 6/15/21	United States	11,100,000	11,211,000
[f]Atlas Pipeline Partners LP/Finance Corp., senior note, 144A, 8.75%, 6/15/18	United States	10,000,000	10,725,000
Berry Petroleum Co., senior note,			
10.25%, 6/01/14	United States	6,600,000	7,540,500
6.75%, 11/01/20	United States	4,250,000	4,441,250
Chaparral Energy Inc., senior note,			
9.875%, 10/01/20	United States	8,000,000	8,800,000
8.25%, 9/01/21	United States	5,000,000	5,262,500
[f]CHC Helicopter SA, senior secured note, 144A, 9.25%, 10/15/20	Canada	16,000,000	15,800,000
Chesapeake Energy Corp., senior note,			
7.625%, 7/15/13	United States	1,500,000	1,586,250
9.50%, 2/15/15	United States	1,000,000	1,130,000
7.25%, 12/15/18	United States	1,000,000	1,077,500
6.625%, 8/15/20	United States	15,000,000	15,150,000
6.125%, 2/15/21	United States	6,000,000	5,940,000
[f]Chesapeake Midstream Partners LP/CHKM Finance Corp., senior note, 144A, 6.125%, 7/15/22	United States	3,700,000	3,769,375
Compagnie Generale de Geophysique-Veritas, senior note,			
9.50%, 5/15/16	France	600,000	655,500
7.75%, 5/15/17	France	9,000,000	9,315,000
6.50%, 6/01/21	France	7,000,000	7,000,000
CONSOL Energy Inc., senior note,			
8.00%, 4/01/17	United States	7,700,000	8,354,500
8.25%, 4/01/20	United States	2,200,000	2,395,250
[f]144A, 6.375%, 3/01/21	United States	1,000,000	992,500
Crosstex Energy LP/Crosstex Energy Finance Corp., senior note, 8.875%, 2/15/18	United States	14,000,000	15,260,000
El Paso Corp.,			
senior bond, 6.50%, 9/15/20	United States	9,000,000	9,885,231
senior note, 7.00%, 6/15/17	United States	3,500,000	3,894,646
Energy Transfer Equity LP, senior note, 7.50%, 10/15/20	United States	16,000,000	17,760,000
Energy Transfer Partners LP, senior note, 5.20%, 2/01/22	United States	4,200,000	4,447,212
Energy XXI Gulf Coast Inc., senior note, 9.25%, 12/15/17	United States	15,000,000	16,462,500
[j]Enterprise Products Operating LLC, junior sub. note, FRN, 7.034%, 1/15/68	United States	12,000,000	12,705,408
[f]Expro Finance Luxembourg, senior secured note, 144A, 8.50%, 12/15/16	United Kingdom	16,000,000	14,600,000
[f]Gaz Capital SA, senior note, 144A, 5.092%, 11/29/15	Russia	12,000,000	12,434,160
[f]Kinder Morgan Finance Co. LLC, senior secured note, 144A, 6.00%, 1/15/18	United States	15,000,000	15,600,000
Linn Energy LLC/Finance Corp., senior note,			
8.625%, 4/15/20	United States	10,000,000	11,150,000
7.75%, 2/01/21	United States	4,000,000	4,330,000
[f]144A, 6.50%, 5/15/19	United States	2,000,000	2,030,000
Martin Midstream Partners LP, senior note, 8.875%, 4/01/18	United States	7,300,000	7,592,000
Offshore Group Investment Ltd., senior secured note, 11.50%, 8/01/15	United States	8,000,000	8,900,000
[f,i]PBF Holding Co. LLC, senior secured note, 144A, 8.25%, 2/15/20	United States	11,700,000	11,524,500
Peabody Energy Corp., senior note,			
7.375%, 11/01/16	United States	2,000,000	2,240,000
6.50%, 9/15/20	United States	8,300,000	8,756,500
[f]144A, 6.00%, 11/15/18	United States	3,800,000	3,933,000
Petrohawk Energy Corp., senior note,			
10.50%, 8/01/14	United States	5,000,000	5,581,250
7.25%, 8/15/18	United States	3,500,000	4,007,500
6.25%, 6/01/19	United States	5,000,000	5,618,750
[f,g]Petroplus Finance Ltd., senior note, 144A, 6.75%, 5/01/14	Switzerland	6,300,000	1,890,000
Plains Exploration & Production Co., senior note,			
7.625%, 6/01/18	United States	9,000,000	9,675,000

Franklin Strategic Series
Statement of Investments, January 31, 2012 (unaudited) *(continued)*

8.625%, 10/15/19	United States	1,000,000		1,130,000
6.625%, 5/01/21	United States	4,000,000		4,310,000
6.75%, 2/01/22	United States	600,000		655,500
Quicksilver Resources Inc., senior note,				
8.25%, 8/01/15	United States	11,000,000		10,931,250
11.75%, 1/01/16	United States	500,000		536,250
9.125%, 8/15/19	United States	3,000,000		2,940,000
SandRidge Energy Inc., senior note,				
8.75%, 1/15/20	United States	4,000,000		4,260,000
7.50%, 3/15/21	United States	900,000		918,000
[f]144A, 8.00%, 6/01/18	United States	12,000,000		12,480,000
W&T Offshore Inc., senior note, 8.50%, 6/15/19	United States	7,600,000		8,122,500
				407,746,532
Food & Staples Retailing 0.3%				
Rite Aid Corp., senior secured note,				
9.75%, 6/12/16	United States	8,184,000		9,022,860
8.00%, 8/15/20	United States	7,000,000		7,805,000
				16,827,860
Food, Beverage & Tobacco 1.7%				
[f]Boparan Holdings Ltd., senior note, 144A, 9.75%, 4/30/18	United Kingdom	12,000,000	EUR	14,784,235
[f]Campofrio Food Group SA, senior note, 144A, 8.25%, 10/31/16	Spain	12,000,000	EUR	16,233,972
[f]CEDC Finance Corp. International Inc., senior secured note, 144A, 9.125%, 12/01/16	Poland	6,100,000		4,331,000
Dean Foods Co., senior note, 9.75%, 12/15/18	United States	11,800,000		12,921,000
Del Monte Corp., senior note, 7.625%, 2/15/19	United States	15,000,000		14,831,250
JBS USA LLC/Finance Inc., senior note,				
11.625%, 5/01/14	United States	8,000,000		9,210,000
[f]144A, 8.25%, 2/01/20	United States	3,000,000		3,030,000
Pinnacle Foods Finance LLC, senior note,				
9.25%, 4/01/15	United States	10,000,000		10,350,000
8.25%, 9/01/17	United States	2,000,000		2,150,000
[f]Refresco Group BV, senior secured sub. bond, 144A, 7.375%, 5/15/18	Netherlands	9,000,000	EUR	11,654,725
				99,496,182
Health Care Equipment & Services 1.6%				
Amerigroup Corp., senior note, 7.50%, 11/15/19	United States	10,900,000		11,690,250
Boston Scientific Corp., senior note, 6.00%, 1/15/20	United States	10,000,000		11,409,480
Community Health Systems Inc., senior note, 8.875%, 7/15/15	United States	9,635,000		10,044,487
DaVita Inc., senior note, 6.375%, 11/01/18	United States	3,000,000		3,165,000
Emergency Medical Services Corp., senior note, 8.125%, 6/01/19	United States	11,000,000		11,275,000
[f]Fresenius US Finance II, senior note, 144A, 9.00%, 7/15/15	Germany	4,800,000		5,436,000
HCA Inc.,				
senior note, 6.50%, 2/15/16	United States	3,000,000		3,150,000
senior note, 7.50%, 2/15/22	United States	8,100,000		8,687,250
senior secured bond, 7.25%, 9/15/20	United States	1,700,000		1,838,125
[f]Health Management Associates Inc., senior note, 144A, 7.375%, 1/15/20	United States	6,400,000		6,608,000
[k]United Surgical Partners International Inc., senior sub. note, PIK, 9.25%, 5/01/17	United States	11,000,000		11,220,000
Vanguard Health Holding Co. II LLC/Inc., senior note, 8.00%, 2/01/18	United States	10,000,000		10,525,000
Vanguard Health Systems Inc., senior note, zero cpn., 2/01/16	United States	88,000		57,860
				95,106,452
Insurance 0.2%				
[f,i]MetLife Capital Trust X, secured bond, 144A, FRN, 9.25%, 4/08/68	United States	1,900,000		2,256,250
[i]MetLife Inc., junior sub. note, FRN, 6.40%, 12/15/66	United States	8,000,000		7,837,376
				10,093,626
Materials 3.3%				
ArcelorMittal, senior note, 5.50%, 3/01/21	Luxembourg	18,000,000		17,646,390
Atkore International Inc., senior secured note, 9.875%, 1/01/18	United States	700,000		696,500
[f]Cemex SAB de CV, senior secured note, 144A, 9.00%, 1/11/18	Mexico	12,000,000		10,591,080
Euramax International Inc., senior secured note, 9.50%, 4/01/16	United States	10,000,000		8,275,000
[f]FMG Resources August 2006 Pty. Ltd., senior note, 144A,				
7.00%, 11/01/15	Australia	3,900,000		4,031,625
6.875%, 2/01/18	Australia	12,000,000		12,270,000
8.25%, 11/01/19	Australia	2,000,000		2,155,000
Huntsman International LLC, senior sub. note, 8.625%, 3/15/21	United States	11,100,000		12,237,750

Franklin Strategic Series
Statement of Investments, January 31, 2012 (unaudited) *(continued)*

WC Luxco S.A.R.L., Term B-3 Loan, 4.25%, 3/15/18	Luxembourg	7,341,301		7,351,792
				23,392,064
Retailing 0.0%†				
Prestige Brands Inc., Term B Loans, 6.25%, 1/26/19	United States	474,400		477,365
Software & Services 1.0%				
AVG Technologies NV, Term Loan, 7.50%, 3/15/16	Netherlands	20,492,355		19,749,507
Fidelity National Information Services Inc.,				
Term A-2 Loans, 2.545% - 2.679%, 7/18/14	United States	3,080,886		3,079,601
Term B Loan, 4.25%, 7/18/16	United States	6,587,973		6,634,583
First Data Corp.,				
Term Loan B-1, 3.027%, 9/24/14	United States	12,880,465		12,224,734
Term Loan B-2, 3.027%, 9/24/14	United States	1,007,810		956,790
Term Loan B-3, 3.027%, 9/24/14	United States	1,007,810		956,790
SunGard Data Systems Inc., Tranche B U.S. Term Loan, 4.021% - 4.063%, 2/28/16	United States	6,968,963		6,960,168
Vertafore Inc., Second Lien Term Loan, 9.75%, 10/27/17	United States	9,156,000		8,885,138
				59,447,311
Technology Hardware & Equipment 0.1%				
Flextronics International USA Inc.,				
A-1-B Delayed Draw Term Loan, 2.52%, 10/01/14	United States	504,700		495,552
A-2 Delayed Draw Term Loan, 2.52%, 10/01/14	United States	1,772,810		1,740,678
A-3 Delayed Draw Term Loan, 2.545%, 10/01/14	United States	2,069,371		2,031,864
				4,268,094
Telecommunication Services 0.7%				
Intelsat Jackson Holdings SA, Tranche B Term Loan, 5.25%, 4/02/18	Luxembourg	35,486,149		35,608,150
SBA Senior Finance II LLC, Term Loan, 3.75%, 6/30/18	United States	6,651,754		6,661,180
				42,269,330
Transportation 0.4%				
Evergreen International Aviation Inc., Term Loan, 12.25%, 6/30/15	United States	4,473,375		3,970,120
Hertz Corp.,				
Credit Linked Deposit, 3.75%, 3/11/18	United States	6,136,300		5,864,155
Tranche B Term Loan, 3.75%, 3/11/18	United States	13,686,575		13,680,868
YRCW Receivables LLC, Term B Loan, 11.25%, 9/30/14	United States	848,518		818,820
				24,333,963
Total Senior Floating Rate Interests (Cost $894,146,039)				890,265,993
Foreign Government and Agency Securities 24.4%				
[f]Arab Republic of Egypt, 144A, 5.75%, 4/29/20	Egypt	10,000,000		9,242,250
[j]Government of Argentina, senior bond, FRN, 0.439%, 8/03/12	Argentina	110,000,000		13,541,550
Government of Australia, senior bond, 5.75%, 4/15/12	Australia	59,940,000	AUD	63,851,548
Government of Hungary,				
5.50%, 2/12/14	Hungary	5,214,400,000	HUF	21,889,945
5.50%, 2/12/16	Hungary	7,719,020,000	HUF	30,718,437
6.50%, 6/24/19	Hungary	721,600,000	HUF	2,790,288
7.50%, 11/12/20	Hungary	1,094,800,000	HUF	4,437,437
D, 6.75%, 8/22/14	Hungary	890,000,000	HUF	3,793,310
senior note, 6.25%, 1/29/20	Hungary	21,690,000		19,853,182
Government of Indonesia,				
FR19, 14.25%, 6/15/13	Indonesia	86,535,000,000	IDR	10,937,531
FR20, 14.275%, 12/15/13	Indonesia	43,065,000,000	IDR	5,643,935
FR26, 11.00%, 10/15/14	Indonesia	4,500,000,000	IDR	582,685
FR28, 10.00%, 7/15/17	Indonesia	10,200,000,000	IDR	1,411,588
FR34, 12.80%, 6/15/21	Indonesia	169,210,000,000	IDR	29,058,196
FR36, 11.50%, 9/15/19	Indonesia	35,400,000,000	IDR	5,467,647
FR39, 11.75%, 8/15/23	Indonesia	29,150,000,000	IDR	4,871,017
FR44, 10.00%, 9/15/24	Indonesia	92,490,000,000	IDR	14,030,955
FR47, 10.00%, 2/15/28	Indonesia	28,000,000,000	IDR	4,282,286
FR49, 9.00%, 9/15/13	Indonesia	15,990,000,000	IDR	1,912,700
Government of Ireland,				
4.00%, 1/15/14	Ireland	4,126,000	EUR	5,322,535
4.60%, 4/18/16	Ireland	1,961,000	EUR	2,454,069
5.90%, 10/18/19	Ireland	9,393,000	EUR	11,547,172
4.50%, 4/18/20	Ireland	6,145,000	EUR	6,880,098
5.00%, 10/18/20	Ireland	12,015,000	EUR	13,706,116

Franklin Strategic Series

Statement of Investments, January 31, 2012 (unaudited) *(continued)*

senior bond, 3.75%, 6/10/13	South Korea	16,180,880,000	KRW	14,434,741
senior bond, 3.00%, 12/10/13	South Korea	81,798,850,000	KRW	72,162,193
New South Wales Treasury Corp.,				
6.00%, 5/01/12	Australia	1,000,000	AUD	1,066,374
5.50%, 8/01/13	Australia	27,450,000	AUD	29,818,727
senior note, 5.50%, 3/01/17	Australia	12,025,000	AUD	13,510,855
Nota Do Tesouro Nacional,				
10.00%, 1/01/14	Brazil	5,200[e]	BRL	2,972,480
10.00%, 1/01/17	Brazil	47,650[e]	BRL	26,304,320
[g]Index Linked, 6.00%, 5/15/15	Brazil	16,430[e]	BRL	20,596,746
[g]Index Linked, 6.00%, 8/15/16	Brazil	4,799[e]	BRL	6,027,067
[g]Index Linked, 6.00%, 8/15/18	Brazil	4,550[e]	BRL	5,730,672
Queensland Treasury Corp.,				
6.00%, 8/14/13	Australia	2,045,000	AUD	2,239,939
6.00%, 9/14/17	Australia	4,090,000	AUD	4,676,458
senior note, 6.00%, 8/21/13	Australia	22,575,000	AUD	24,591,467
United Kingdom Treasury Bond, 5.00%, 3/07/12	United Kingdom	32,434,000	GBP	51,336,719
Western Australia Treasury Corp.,				
5.50%, 7/17/12	Australia	42,405,000	AUD	45,307,518
8.00%, 6/15/13	Australia	3,510,000	AUD	3,926,160
Total Foreign Government and Agency Securities (Cost $1,402,152,019)				1,441,690,366
U.S. Government and Agency Securities 1.6%				
U.S. Treasury Bond,				
4.50%, 2/15/16	United States	10,000,000		11,605,470
4.50%, 5/15/17	United States	8,000,000		9,543,128
7.125%, 2/15/23	United States	3,000,000		4,564,218
6.25%, 8/15/23	United States	4,000,000		5,760,000
6.875%, 8/15/25	United States	1,000,000		1,545,000
5.25%, 2/15/29	United States	1,750,000		2,418,281
U.S. Treasury Note,				
4.375%, 8/15/12	United States	1,000,000		1,023,125
4.00%, 11/15/12	United States	1,850,000		1,906,512
3.375%, 6/30/13	United States	2,000,000		2,090,234
4.25%, 8/15/13	United States	1,000,000		1,062,188
4.25%, 11/15/14	United States	700,000		777,109
2.375%, 3/31/16	United States	24,000,000		25,841,256
4.75%, 8/15/17	United States	7,000,000		8,489,691
[p]Index Linked, 0.125%, 4/15/16	United States	9,224,515		9,793,124
[p]Index Linked, 0.625%, 7/15/21	United States	10,037,818		11,053,364
Total U.S. Government and Agency Securities (Cost $88,448,059)				97,472,700
Asset-Backed Securities and Commercial Mortgage-Backed Securities 3.0%				
Banks 2.2%				
[i,j]Banc of America Large Loan, 2010-HLTN, 144A, FRN, 2.035%, 11/15/15	United States	14,281,865		13,278,878
Citigroup Commercial Mortgage Trust,				
[j]2007-C6, AM, FRN, 5.698%, 6/10/17	United States	6,500,000		6,748,930
2008-C7, A4, 6.072%, 12/10/49	United States	19,150,000		22,190,101
Citigroup/Deutsche Bank Commercial Mortgage Trust,				
[j]2005-CD1, AJ, FRN, 5.226%, 7/15/44	United States	9,440,000		9,041,698
2006-CD3, A5, 5.617%, 10/15/48	United States	2,000,000		2,249,901
Countrywide Asset-Backed Certificates, 2005-11, AF4, 5.21%, 3/25/34	United States	2,800,000		1,559,856
[i,j]Credit Suisse Mortgage Capital Certificates, 2006-TF2A, A2, 144A, FRN, 0.455%, 10/15/21	United States	1,478,030		1,378,151
Greenwich Capital Commercial Funding Corp., 2005-GG5, A5, 5.224%, 4/10/37	United States	8,320,000		9,080,078
GS Mortgage Securities Corp. II,				
[j]2006-GG6, A4, FRN, 5.553%, 4/10/38	United States	17,420,000		19,362,722
2006-GG8, A4, 5.56%, 11/10/39	United States	5,000,000		5,630,385
[j]Homebanc Mortgage Trust, 2005-4, A1, FRN, 0.546%, 10/25/35	United States	6,224,669		4,118,148
JPMorgan Chase Commercial Mortgage Securities Corp., 2005-LDP2, AM, 4.78%, 7/15/42	United States	2,200,000		2,319,124
[i,j]Wachovia Bank Commercial Mortgage Trust, 2007-WHL8, A1, 144A, FRN, 0.37%, 6/15/20	United States	17,548,068		15,923,810
Wells Fargo Mortgage Backed Securities Trust,				
[j]2004-W, A9, FRN, 2.762%, 11/25/34	United States	6,470,943		6,310,331

Franklin Strategic Series

Statement of Investments, January 31, 2012 (unaudited) *(continued)*

GNMA I SF 30 Year, 9.00%, 1/15/25	United States	416		419
GNMA I SF 30 Year, 9.50%, 6/15/25	United States	651		657
GNMA II SF 30 Year, 5.00%, 9/20/33 - 11/20/33	United States	1,071,308		1,189,620
GNMA II SF 30 Year, 5.50%, 6/20/34	United States	529,072		593,713
GNMA II SF 30 Year, 6.00%, 11/20/34	United States	442,722		500,669
GNMA II SF 30 Year, 6.50%, 7/20/28 - 12/20/31	United States	208,229		239,630
GNMA II SF 30 Year, 7.50%, 8/20/16 - 4/20/32	United States	108,057		119,851
				6,325,190
Total Mortgage-Backed Securities (Cost $262,369,466)				273,093,631
Municipal Bonds 3.6%				
Bay Area Toll Authority Toll Bridge Revenue, Build America Bonds, Series S1, 7.043%, 4/01/50	United States	19,600,000		27,341,804
California State GO,				
7.625%, 3/01/40	United States	6,200,000		8,346,874
Build America Bonds, 7.60%, 11/01/40	United States	19,200,000		26,033,088
Refunding, 5.00%, 4/01/38	United States	29,100,000		30,754,917
Various Purpose, 5.25%, 11/01/40	United States	3,375,000		3,714,896
Various Purpose, 6.00%, 4/01/38	United States	10,000,000		11,729,900
Various Purpose, 6.00%, 11/01/39	United States	1,000,000		1,178,640
Various Purpose, Refunding, 5.25%, 3/01/38	United States	7,220,000		7,762,872
Various Purpose, Refunding, NATL Insured, 4.50%, 12/01/32	United States	1,815,000		1,882,645
Various Purpose, Refunding, Series 1, AGMC Insured, 4.75%, 9/01/31	United States	1,755,000		1,832,220
Chicago Waterworks Revenue, second lien, Refunding, 5.25%, 11/01/38	United States	7,575,000		8,110,931
Clovis USD, GO, Capital Appreciation, Election of 2004, Series A, NATL RE, FGIC Insured, zero cpn.,				
8/01/25	United States	7,720,000		4,223,458
8/01/26	United States	3,985,000		2,055,503
8/01/27	United States	5,315,000		2,568,049
8/01/29	United States	5,315,000		2,240,219
Illinois State GO,				
5.877%, 3/01/19	United States	26,315,000		28,958,079
Build America Bonds, 7.35%, 7/01/35	United States	8,000,000		9,277,040
[f]New York City IDA, 144A, 11.00%, 3/01/29	United States	1,800,000		2,286,198
Poway USD, GO, Election of 2008, ID No. 2007-1, Series A, zero cpn.,				
8/01/27	United States	1,025,000		509,702
8/01/30	United States	1,025,000		421,726
8/01/32	United States	1,280,000		460,582
8/01/33	United States	675,000		226,280
Redondo Beach USD, GO, Build America Bonds, Election of 2008, Direct Payment to District, Series D, 6.461%, 8/01/40	United States	7,550,000		8,105,906
San Francisco City and County GO, Build America Bonds,				
5.75%, 6/15/27	United States	5,675,000		6,530,677
5.93%, 6/15/28	United States	5,070,000		5,871,009
San Mateo County Community College District GO, Election of 2001, Series C, NATL Insured, zero cpn.,				
9/01/30	United States	1,620,000		713,885
3/01/31	United States	675,000		286,119
Sonoma County Pension Obligation Revenue, Series A, 6.00%, 12/01/29	United States	6,800,000		7,422,880
Total Municipal Bonds (Cost $177,150,881)				210,846,099
Total Investments before Short Term Investments (Cost $5,129,742,249)				5,279,898,963
Short Term Investments 9.6%				
Foreign Government and Agency Securities 4.7%				
[i,q]Bank of Negara Monetary Note, 2/09/12 - 1/17/13	Malaysia	83,035,000	MYR	27,091,554
[q]Egypt Treasury Bill, 2/21/12	Egypt	35,750,000	EGP	5,891,263
Government of Israel, 4.00%, 3/30/12	Israel	10,495,000	ILS	2,810,167
Government of Singapore, senior bond, 2.625%, 4/01/12	Singapore	21,790,000	SGD	17,378,908
[q]Israel Treasury Bills, 2/01/12 - 5/02/12	Israel	140,380,000	ILS	37,370,952
[q]Malaysia Treasury Bills, 2/24/12 - 7/27/12	Malaysia	43,330,000	MYR	14,094,164
[q]Norway Treasury Bill, 3/21/12	Norway	428,400,000	NOK	72,849,644
[q]Norway Treasury Bills, 6/20/12	Norway	78,000,000	NOK	13,213,102
[q]Philippine Treasury Bills, 2/08/12 - 9/05/12	Philippines	115,330,000	PHP	2,679,426
[q]Singapore Treasury Bill, 11/01/12	Singapore	32,580,000	SGD	25,835,589
[q]Sri Lanka Treasury Bills, 2/03/12 - 9/28/12	Sri Lanka	80,590,000	LKR	694,842

Franklin Strategic Series
Statement of Investments, January 31, 2012 (unaudited) *(continued)*

Euro	DBAB	Sell	11,080,000	14,969,634	2/22/12	475,859	-
Singapore Dollar	DBAB	Buy	4,134,000	3,234,059	2/24/12	51,144	-
Singapore Dollar	DBAB	Buy	2,577,000	2,021,018	2/27/12	26,865	-
Singapore Dollar	DBAB	Buy	2,581,000	2,021,587	2/29/12	29,473	-
Euro	UBSW	Sell	7,337,000	10,015,519	3/01/12	417,831	-
Japanese Yen	UBSW	Sell	319,100,000	3,925,259	3/01/12	-	(262,323)
Japanese Yen	JPHQ	Sell	286,100,000	3,519,931	3/01/12	-	(234,588)
Japanese Yen	HSBC	Sell	286,000,000	3,520,000	3/01/12	-	(233,207)
Euro	DBAB	Sell	5,700,000	7,986,840	3/15/12	530,166	-
Singapore Dollar	HSBC	Buy	4,228,000	3,313,584	3/19/12	46,401	-
Singapore Dollar	JPHQ	Buy	5,298,000	4,142,623	3/19/12	67,690	-
Singapore Dollar	DBAB	Buy	3,699,000	2,899,653	3/19/12	39,937	-
Singapore Dollar	HSBC	Buy	3,182,000	2,485,064	3/21/12	43,675	-
Singapore Dollar	DBAB	Buy	3,982,600	3,106,795	3/21/12	58,181	-
Euro	DBAB	Sell	4,259,000	5,961,067	4/05/12	389,012	-
British Pound	DBAB	Sell	4,554,000	7,370,649	4/11/12	198,201	-
Euro	DBAB	Sell	2,624,867	3,708,937	4/11/12	274,706	-
Indian Rupee	DBAB	Buy	59,919,000	1,278,954	4/11/12	-	(89,084)
Indian Rupee	DBAB	Buy	128,487,000	2,752,506	4/13/12	-	(202,120)
Chilean Peso	MSCO	Buy	464,940,000	944,520	4/16/12	-	(6,394)
Indian Rupee	JPHQ	Buy	86,303,000	1,844,081	4/16/12	-	(132,133)
Indian Rupee	JPHQ	Buy	84,715,000	1,799,384	4/18/12	-	(119,664)
Euro	DBAB	Buy	5,741,000	7,508,654	4/19/12	45,226	-
Euro	DBAB	Sell	7,453,500	10,626,455	4/19/12	874,273	-
Indian Rupee	JPHQ	Buy	42,318,000	898,090	4/19/12	-	(59,195)
Indian Rupee	DBAB	Buy	29,785,000	630,637	4/19/12	-	(40,191)
Chilean Peso	MSCO	Buy	416,590,000	841,596	4/20/12	-	(1,316)
Euro	DBAB	Sell	2,578,396	3,648,688	4/23/12	275,032	-
Japanese Yen	DBAB	Sell	651,360,000	8,000,000	4/25/12	-	(554,364)
Indian Rupee	DBAB	Buy	60,176,000	1,277,893	4/26/12	-	(86,793)
Singapore Dollar	DBAB	Buy	20,972,900	17,000,000	4/26/12	-	(327,959)
Chilean Peso	JPHQ	Buy	937,202,000	1,900,633	4/27/12	-	(11,389)
Euro	DBAB	Sell	3,459,000	4,971,967	4/27/12	445,999	-
Indian Rupee	JPHQ	Buy	51,177,000	1,085,408	4/27/12	-	(72,649)
Chilean Peso	CITI	Buy	1,510,671,000	3,105,182	4/30/12	-	(60,702)
Indian Rupee	JPHQ	Buy	42,633,000	905,159	4/30/12	-	(62,027)
Chilean Peso	DBAB	Buy	6,734,000,000	14,011,652	5/04/12	-	(445,493)
Euro	DBAB	Sell	10,590,000	15,544,002	5/04/12	1,686,823	-
Philippine Peso	JPHQ	Buy	456,800,000	10,676,140	5/04/12	-	(100,257)
British Pound	DBAB	Sell	3,450,646	5,626,485	5/10/12	193,256	-
Euro	DBAB	Sell	2,500,000	3,518,650	5/10/12	247,239	-
Singapore Dollar	DBAB	Buy	17,302,320	14,000,000	5/10/12	-	(243,337)
Euro	DBAB	Sell	3,090,000	4,359,193	5/11/12	315,704	-
Indian Rupee	JPHQ	Buy	142,170,000	3,000,000	5/11/12	-	(193,459)
British Pound	DBAB	Sell	8,057,500	13,034,618	5/17/12	348,535	-
Euro	DBAB	Sell	2,050,692	2,863,381	5/21/12	179,736	-
Euro	DBAB	Sell	2,247,857	3,007,464	5/25/12	65,725	-
Indian Rupee	DBAB	Buy	81,531,000	1,708,529	6/01/12	-	(104,588)
Indian Rupee	HSBC	Buy	94,216,000	1,995,679	6/04/12	-	(143,100)
Euro	DBAB	Sell	3,488,331	4,982,872	6/06/12	417,400	-

Franklin Strategic Series
Statement of Investments, January 31, 2012 (unaudited) *(continued)*

Singapore Dollar	JPHQ	Buy	18,544,500	15,000,000	6/06/12	-	(250,204)
Euro	DBAB	Sell	8,900,000	12,599,285	6/07/12	951,037	-
Indian Rupee	DBAB	Buy	60,055,000	1,266,449	6/07/12	-	(86,161)
Indian Rupee	HSBC	Buy	16,031,000	340,433	6/08/12	-	(25,420)
Euro	DBAB	Sell	5,312,500	7,653,188	6/11/12	700,057	-
Indian Rupee	DBAB	Buy	16,259,000	345,128	6/11/12	-	(25,792)
Indian Rupee	HSBC	Buy	40,470,000	859,236	6/13/12	-	(64,642)
Indian Rupee	DBAB	Buy	40,697,000	862,042	6/18/12	-	(63,644)
Indian Rupee	DBAB	Buy	37,071,000	782,254	6/20/12	-	(55,229)
Euro	DBAB	Sell	11,503,000	15,026,484	6/27/12	-	(30,421)
Euro	DBAB	Sell	1,027,386	1,439,471	6/27/12	94,669	-
Euro	UBSW	Sell	9,972,000	13,998,694	6/29/12	945,636	-
Japanese Yen	BOFA	Sell	1,772,250,000	22,862,579	6/29/12	-	(436,072)
Euro	DBAB	Sell	3,464,600	4,952,992	7/05/12	417,763	-
British Pound	DBAB	Sell	992,188	1,580,059	7/09/12	18,742	-
Euro	DBAB	Sell	6,972,237	9,872,688	7/09/12	745,665	-
Chilean Peso	DBAB	Buy	1,632,000,000	3,387,298	7/11/12	-	(119,900)
British Pound	DBAB	Sell	825,578	1,325,631	7/12/12	26,531	-
Indian Rupee	JPHQ	Buy	721,050,000	15,454,008	7/16/12	-	(1,372,833)
New Israeli Shekel	DBAB	Buy	11,610,000	3,292,683	7/16/12	-	(206,369)
Euro	DBAB	Sell	1,072,969	1,510,847	7/23/12	106,153	-
Euro	DBAB	Sell	3,700,000	5,263,620	7/25/12	419,645	-
Euro	BZWS	Sell	12,560,000	17,800,032	8/01/12	1,355,876	-
Euro	DBAB	Sell	3,379,556	4,803,869	8/06/12	379,006	-
Euro	CITI	Sell	1,324,074	1,858,934	8/08/12	125,290	-
British Pound	DBAB	Sell	846,924	1,377,945	8/09/12	45,634	-
Euro	CITI	Sell	384,312	540,746	8/09/12	37,553	-
Chilean Peso	JPHQ	Buy	5,646,370,800	11,557,603	8/20/12	-	(290,763)
Euro	DBAB	Sell	482,639	691,815	8/20/12	59,819	-
Japanese Yen	HSBC	Sell	208,867,000	2,740,723	8/20/12	-	(7,550)
Japanese Yen	UBSW	Sell	101,506,000	1,330,703	8/20/12	-	(4,914)
Japanese Yen	DBAB	Sell	61,790,000	808,759	8/20/12	-	(4,274)
Japanese Yen	JPHQ	Sell	50,440,000	659,821	8/20/12	-	(3,869)
Euro	BZWS	Sell	5,663,000	8,115,079	8/22/12	699,495	-
Euro	UBSW	Sell	9,800,000	13,956,670	8/22/12	1,123,768	-
Japanese Yen	DBAB	Sell	50,397,000	661,908	8/22/12	-	(1,241)
Japanese Yen	BZWS	Sell	50,333,000	661,145	8/22/12	-	(1,161)
Japanese Yen	MSCO	Sell	39,600,000	520,136	8/22/12	-	(941)
Euro	BZWS	Sell	1,096,988	1,577,469	8/23/12	140,973	-
Japanese Yen	FBCO	Sell	99,826,000	1,311,946	8/23/12	-	(1,639)
Japanese Yen	CITI	Sell	100,563,000	1,323,894	8/23/12	611	-
Japanese Yen	DBAB	Sell	49,740,000	655,885	8/23/12	1,369	-
Euro	BZWS	Sell	1,838,243	2,637,143	8/24/12	229,961	-
Japanese Yen	JPHQ	Sell	100,349,000	1,315,449	8/24/12	-	(5,043)
Euro	BZWS	Sell	9,189,134	13,218,920	8/27/12	1,185,428	-
Euro	DBAB	Sell	3,348,908	4,826,278	8/27/12	440,767	-
Japanese Yen	BZWS	Sell	139,815,000	1,833,279	8/27/12	-	(6,649)
Japanese Yen	HSBC	Sell	158,794,000	2,083,227	8/27/12	-	(6,459)
Japanese Yen	UBSW	Sell	110,527,000	1,453,681	8/27/12	-	(825)
Japanese Yen	DBAB	Sell	1,803,257,000	23,729,564	8/27/12	-	(815)

Franklin Strategic Series
Statement of Investments, January 31, 2012 (unaudited) *(continued)*

Japanese Yen	JPHQ	Sell	50,640,000	665,878		8/27/12	-	(531)
United States Dollar	UBSW	Buy	20,000,000	13,902,212	EUR	8/27/12	1,794,568	-
Euro	DBAB	Sell	6,322,714	9,051,597		8/29/12	771,643	-
Euro	DBAB	Sell	6,910,000	9,929,670		8/30/12	880,555	-
Japanese Yen	BZWS	Sell	423,900,000	5,562,992		8/30/12	-	(15,732)
Euro	DBAB	Sell	50,769	73,427		8/31/12	6,941	-
Japanese Yen	JPHQ	Sell	49,853,000	653,339		8/31/12	-	(2,763)
Euro	BZWS	Sell	1,131,025	1,588,072		9/10/12	106,781	-
Euro	BZWS	Sell	1,107,838	1,548,758		9/12/12	97,809	-
Euro	BZWS	Sell	3,163,096	4,326,562		9/14/12	183,749	-
Euro	UBSW	Sell	2,950,776	4,044,629		9/17/12	179,800	-
Euro	BZWS	Sell	742,104	1,028,705		9/19/12	56,705	-
Euro	BZWS	Sell	1,894,260	2,577,179		9/24/12	95,993	-
Euro	DBAB	Sell	835,443	1,124,590		10/04/12	30,198	-
Philippine Peso	DBAB	Buy	63,030,000	1,447,302		10/04/12	-	(790)
Philippine Peso	HSBC	Buy	50,559,000	1,146,957		10/04/12	13,351	-
Euro	UBSW	Sell	8,180,000	10,900,055		10/05/12	184,537	-
Philippine Peso	DBAB	Buy	75,358,000	1,730,379		10/05/12	-	(1,041)
Philippine Peso	HSBC	Buy	75,377,000	1,699,173		10/05/12	30,601	-
Philippine Peso	DBAB	Buy	61,862,000	1,421,298		10/09/12	-	(1,989)
Philippine Peso	JPHQ	Buy	19,908,000	456,396		10/09/12	356	-
Euro	BZWS	Sell	8,197,000	10,870,615		10/11/12	132,285	-
Philippine Peso	HSBC	Buy	74,358,000	1,709,733		10/11/12	-	(3,918)
Philippine Peso	DBAB	Buy	49,502,000	1,137,193		10/11/12	-	(1,588)
Philippine Peso	JPHQ	Buy	24,697,000	566,185		10/11/12	378	-
Philippine Peso	DBAB	Buy	14,740,000	337,686		10/12/12	439	-
Euro	DBAB	Sell	7,975,252	10,993,088		10/15/12	544,902	-
Philippine Peso	JPHQ	Buy	18,409,000	424,073		10/15/12	-	(1,854)
Philippine Peso	JPHQ	Buy	36,525,000	836,004		10/15/12	1,713	-
Philippine Peso	HSBC	Buy	24,577,000	563,241		10/15/12	444	-
Euro	DBAB	Sell	3,327,609	4,590,703		10/18/12	231,172	-
Euro	DBAB	Sell	444,306	606,988		10/22/12	24,880	-
Japanese Yen	DBAB	Sell	2,075,980,000	27,252,058		10/22/12	-	(95,990)
Philippine Peso	JPHQ	Buy	712,650,000	16,409,164		10/22/12	-	(70,643)
Euro	BZWS	Sell	935,270	1,285,155		10/24/12	59,787	-
Euro	BZWS	Sell	7,129,865	9,891,975		10/25/12	550,522	-
Euro	BZWS	Sell	5,986,000	8,289,353		10/26/12	446,511	-
Euro	CITI	Sell	2,785,851	3,878,378		10/26/12	228,363	-
Japanese Yen	JPHQ	Sell	993,630,000	13,116,968		10/26/12	26,340	-
Euro	UBSW	Sell	9,398,000	13,082,016		10/29/12	768,440	-
Euro	DBAB	Sell	5,905,773	8,326,018		10/31/12	587,926	-
Japanese Yen	JPHQ	Sell	1,081,080,000	14,356,019		10/31/12	111,700	-
Euro	DBAB	Sell	1,081,381	1,504,136		11/02/12	87,220	-
Japanese Yen	BZWS	Sell	386,912,500	5,000,000		11/02/12	-	(96,197)
Euro	BZWS	Sell	2,275,342	3,136,786		11/05/12	155,356	-
Euro	DBAB	Sell	5,072,000	6,965,885		11/07/12	319,805	-
Euro	BZWS	Sell	1,674,559	2,302,770		11/08/12	108,495	-
Euro	BZWS	Sell	980,583	1,337,858		11/15/12	52,856	-
Euro	UBSW	Sell	3,997,188	5,431,779		11/19/12	193,471	-
Euro	BZWS	Sell	274,053	375,686		11/19/12	16,540	-

Franklin Strategic Series
Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Strategic Series (Trust) is registered under the Investment Company Act of 1940, as amended, as an open-end investment company, consisting of funds (Funds).

2. FINANCIAL INSTRUMENT VALUATION

The investments in securities and other financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.
Under procedures approved by the Board of Trustees, the may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively.

the-counter securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in
rCf\istered are valued at the closing net asset value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The pncmg services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market -based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Sec:urities deII0IJl1inated Cl.lffl~nc:y cl::Jmrerlted

Certain del:iv11thre irlstrmn.enls dl~ri,!atives trade in the over-the-counter market. The pncmg services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The net benefit or obligation under the derivative contract, as measured by the fair market value of the contract, is included in net assets.

The procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the natme or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

The following is a summary of the inputs used as of January 31, 2012, in valuing the Funds' assets and liabilities carried at fair value:

	Level 1	Level 2	Level 3	Total
Franklin Biotechnology Discovery Fund				
Assets:				
Investments in Securities:				
Equity Investments:[a]				
Biotechnology	$ 312,468,875	$ 545,160	$ 5,290,331	$ 318,304,366
Other Equity Investments[b]	101,476,836	-	-	101,476,836
Convertible Bonds	-	-	-	-
Short Term Investments	12,153,048	27,547,800	-	39,700,848
Total Investments in Securities	$ 426,098,759	$ 28,092,960	$ 5,290,331	$ 459,482,050
Franklin Flex Cap Growth Fund				
Assets:				
Investments in Securities:				
Equity Investments:[a]				
Pharmaceuticals, Biotechnology & Life Sciences	$ 144,414,401	$ -	$ 9,821,824	$ 154,236,225
Other Equity Investments[b]	3,187,504,242	-	-	3,187,504,242
Short Term Investments	73,360,544	1,472,250	-	74,832,794
Total Investments in Securities	$ 3,405,279,187	$ 1,472,250	$ 9,821,824	$ 3,416,573,261
Franklin Focused Core Equity Fund				
Assets:				
Investments in Securities:				
Equity Investments[b]	$ 22,501,564	$ -	$ -	$ 22,501,564
Short Term Investments	5,214,161	-	-	5,214,161
Total Investments in Securities	$ 27,715,725	$ -	$ -	$ 27,715,725
Franklin Growth Opportunities Fund				
Assets:				
Investments in Securities:				
Equity Investments[b]	$ 407,135,291	$ -	$ -	$ 407,135,291
Short Term Investments	4,697,433	1,878,800	-	6,576,233
Total Investments in Securities	$ 411,832,724	$ 1,878,800	$ -	$ 413,711,524
Franklin Natural Resources Fund				
Assets:				
Investments in Securities:				
Equity Investments:[a]				
Oil & Gas Exploration & Production	$ 328,118,406	$ 3,567,725	$ -	$ 331,686,131
Other Equity Investments[b]	907,316,046	-	-	907,316,046
Short Term Investments	54,780,311	-	-	54,780,311
Total Investments in Securities	$ 1,290,214,763	$ 3,567,725	$ -	$ 1,293,782,488
Franklin Small Cap Growth Fund				
Assets:				
Investments in Securities:				
Equity Investments[b]	$ 339,980,216	$ -	$ -	$ 339,980,216
Short Term Investments	9,560,062	32,759,025	-	42,319,087
Total Investments in Securities	$ 349,540,278	$ 32,759,025	$ -	$ 382,299,303
Franklin Small-Mid Cap Growth Fund				
Assets:				
Investments in Securities:				
Equity Investments[b]	$ 3,534,633,643	$ -	$ - [c]	$ 3,534,633,643
Short Term Investments	97,207,730	50,398,220	-	147,605,950
Total Investments in Securities	$ 3,631,841,373	$ 50,398,220	$ - [c]	$ 3,682,239,593
Franklin Strategic Income Fund				
Assets:				
Investments in Securities:				
Equity Investments:[a]				
Consumer Durables & Apparel	$ -	$ -	$ 3,388,319	$ 3,388,319
Consumer Services	-	5,440,441	-	5,440,441
Media	184,800	18,675,496	-	18,860,296
Other Equity Investments[b]	3,428,933	-	- [c]	3,428,933
Convertible Bonds	-	13,100,000	-	13,100,000
Corporate Bonds	-	2,145,703,737	-	2,145,703,737
Senior Floating Rate Interests	-	883,868,082	6,397,911	890,265,993
Foreign Government and Agency Securities	-	1,441,690,366	-	1,441,690,366
U.S. Government and Agency Securities	-	97,472,700	-	97,472,700
Asset-Backed Securities and Commercial Mortgage-Backed Securities	-	176,608,448	-	176,608,448

Mortgage-Backed Securities	-	273,093,631	-	273,093,631
Municipal Bonds	-	210,846,099	-	210,846,099
Short Term Investments	289,639,453	275,638,361	-	565,277,814
Total Investments in Securities	$ 293,253,186	$ 5,542,137,361	$ 9,786,230	$ 5,845,176,777
Swaps	-	9,241,422	-	9,241,422
Forward Exchange Contracts	-	30,898,821	-	30,898,821
Liabilities:				
Forward Exchange Contracts	-	10,308,344	-	10,308,344
Unfunded Loan Commitments	-	8,908	-	8,908

[a]Includes common, preferred, and convertible preferred stocks as well as other equity investments.
[b]For detailed categories, see the accompanying Statement of Investments.
[c]Includes securities determined to have no value at January 31, 2012.

The reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for the nine months ended January 31, 2012, is as follows:

	Balance at Beginning of Period	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3[a]	Cost Basis Adjustments[b]	Net Realized Gain (Loss)	Net Unrealized Gain (Loss)	Balance at End of Period	Net Change in Unrealized Appreciation (Depreciation) on Assets Held at Period End
Franklin Biotechnology Discovery Fund										
Assets										
Equity Investments[c]										
Biotechnology	$ 5,132,373	$ -	$ -	$ -	$ -	$ -	$ -	$ 157,958	$ 5,290,331	$ 157,958
Franklin Flex Cap Growth Fund										
Assets										
Equity Investments[c]										
Pharmaceuticals, Biotechnology & Life Sciences	$ 9,510,020	$ -	$ -	$ -	$ -	$ -	$ -	$ 311,804	$ 9,821,824	$ 311,804
Franklin Natural Resources Fund										
Assets:										
Equity Investments[c]										
Oil & Gas Exploration & Production	$ 4,297,025 [d]	$ -	$ -	$ -	$ (3,933,812)	$ -	$ -	$ (363,213)	$ - [d]	$ -
Franklin Strategic Income Fund										
Assets:										
Equity Investments[c]										
Consumer Durables & Apparel	$ - [d]	$ 648,976	$ -	$ -	$ -	$ -	$ -	$ 2,739,343	$ 3,388,319	$ 2,739,343
Senior Floating Rate Interests	2,200,609	4,328,541	(446,850)	-	-	252,502	69,305	(6,196)	6,397,911	(6,196)
Total	$ 2,200,609	$ 4,977,517	$ (446,850)	$ -	$ -	$ 252,502	$ 69,305	$2,733,147	$9,786,230	$2,733,147

[a]The investments were transferred out of Level 3 as a result of the availability of a quoted price in an active market for identical securities and other significant observable valuation inputs.
[b]May include accretion, amortization, partnership adjustments, and/or other cost basis adjustments.
[c]Includes common and preferred stocks as well as other equity investments.
[d]Includes securities determined to have no value.

9. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The amendments in the ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP (Generally Accepted Accounting Principles) and IFRS (International Financial Reporting Standards) and include new guidance for certain fair value measurement principles and disclosure requirements. The ASU is effective for interim and annual periods beginning after December 15, 2011. The Funds believe the adoption of this ASU will not have a material impact on their financial statements.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no significant changes in the Registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN STRATEGIC SERIES

By /s/LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer –

Finance and Administration

Date  March 28, 2012

FSS N-Q PE 1/31/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer –

Finance and Administration

Date  March 28, 2012

By /s/GASTON GARDEY

      Gaston Gardey

      Chief Financial Officer and

Chief Accounting Officer

Date  March 28, 2012